Trade and other payables	12 Months Ended
Dec. 31, 2018
Trade and other payables.
Trade and other payables

20.   Trade and other payables

Trade and other payables compose the following at December 31:

	2018	2017
	US$'000	US$'000
Payable to suppliers	241,936	172,566
Trade notes and bills payable	14,887	20,293
Total	256,823	192,859